Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Convertible debenture/notes payable - short term net of discount	$ 286,751	$ 0
Convertible debenture/notes payable net of discount	$ 50,082	$ 262,006
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200	200
Preferred stock, shares issued	200	200
Preferred stock, shares outstanding	200	200
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	37,709,552	15,216,848
Common stock, shares outstanding	37,709,552	15,216,848